Preferred Stock	9 Months Ended
Sep. 30, 2012
Preferred Stock

(4) Preferred Stock

Upon the closing of the Company’s initial public offering, each share of Series A, B, and C Preferred Stock was converted into Common Stock on a 2.5-for-1 basis.

The following table summarizes the redemption values and the activity of the preferred stock for the nine months ended September 30, 2012:

	Series A		Series B		Series C
	Shares	Amount	Shares	Amount	Shares	Amount
	(dollars in thousands)
Balance at December 31, 2011	12,124,650	$39,406	17,678,926	$57,456	19,766,821	$64,242
Accretion of dividends on preferred stock	0	16,368	0	23,867	0	26,685
Conversion to common stock	(12,124,650)	(55,774)	(17,678,926)	(81,323)	(19,766,821)	(90,927)

Balance at September 30, 2012	0	$0	0	$0	0	$0